Intangible Assets and Goodwill - Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Total amortization expense	$ 7,046	$ 10,359
Selling, general and administrative expense
Disclosure of detailed information about intangible assets [line items]
Total amortization expense	3,699	6,915
Cost of goods sold and ending inventory
Disclosure of detailed information about intangible assets [line items]
Total amortization expense	$ 3,347	$ 3,444